Employees' Savings Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Retirement Benefits [Abstract]
Company expensed for plan	$ 11,401	$ 11,723	$ 11,691
Defined Benefit Plan, Benefit Obligation	1,525	1,268
Assets for Plan Benefits, Defined Benefit Plan	2,849	3,050
Pension Cost (Reversal of Cost)	$ 424	$ 55	$ 1,191